Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	Oct. 31, 2022
Operating Activities
Net Loss	$ (7,688,105)	$ (2,604,825)	$ (5,356,717)	$ (6,860,049)
Adjustment to Reconcile Net Loss:
Other Project Income, Net			(191,746)
Unrealized Gain on Derivative/Warrant Liability	(464,374)	(707)	(103,335)
Loss on Conversion of Senior Secured Note Payable				695,342
Depreciation Expense	91,785	78,039	153,023	163,799
Amortization Expense	33,896	65,868	131,736	131,735
Bad Debt Expense				10,440
Impairment Expense			577,852	914,091
Amortization of Operating Lease – ROU Asset	66,341	25,687	72,536	55,616
Accretion of Debt Discount	2,190,620	6,279	40,730
Stock Based Compensation	772,851	516,072	1,292,270	2,197,597
Common Stock Issued for Services	450,000
Write-off of Offering Costs	2,656,962
Changes in Assets and Liabilities
Accounts Receivable	(37,434)	25,998	(46,134)	43,505
Inventory	(10,942)	55,663	109,386	(162,133)
Prepaid Expenses	11,450	18,610	9,908	(126,781)
Prepaid project costs		(112,558)	159,493	(217,747)
Accounts Payable	(109,510)	177,637	640,325	237,068
Deferred Revenue		189,970	125,387	150,000
Operating Lease Obligation	(66,341)	(25,687)	(72,536)	(55,616)
Accrued Liabilities	240,936	(30,748)	370,718	417,341
Accrued Liabilities – Related Party		(72,059)	(94,995)	60,365
Accrued Interest	73,502	20,418	89,106	2,582
Accrued Interest – Related Parties	59,475	58,969	118,736	136,165
Other Assets			5,422	(9,940)
Net Cash Used in Operating Activities	(1,728,888)	(1,607,374)	(1,968,835)	(2,216,620)
Investing Activities
Acquisition of Property and Equipment		(14,270)	(121,497)	(310,113)
Patent Costs	(486)	(29,893)	(73,935)
Net Cash Used in Investing Activities	(486)	(44,163)	(195,432)	(310,113)
Financing Activities
Deferred Offering Costs			(130,138)	(1,174,418)
Issuance of 2024 Series Senior Secured Convertible Notes Payable – Stock Settled	3,175,000
Note Subscription Payable	150,000
Issuance of 2022 Series Convertible Notes Payable				200,000
Issuance of 2023 Series Convertible Notes Payable - Stock Settled		405,000	405,000
Issuance of 2023 Series B Convertible Notes Payable – Stock Settled		787,600	1,312,600
Capital Lease Principal Payments	(33,364)	(30,881)	(62,979)	(75,698)
Payments on Revolving Line of Credit				(58,596)
Net Cash Provided by Financing Activities	3,291,636	1,161,719	1,524,483	(1,108,712)
Total Cash Provided (Used) During the Period	1,562,262	(489,818)	(639,784)	(3,635,445)
Beginning Cash Balance	101,754	741,538	741,538	4,376,983
Ending Cash Balance	1,664,016	251,720	101,754	741,538
Cash Paid for Interest	8,331	10,964	21,610	59,702
Cash Paid for Income Taxes
Supplemental Schedule of Non-Cash Financing Activities:
Premium on issuance of 2024 Series Senior Secured Notes Payable - Stock Settled	2,645,845
Derivative/Warrant Liability on 2024 Series Senior Secured Notes Payable	2,890,036
Discount on Derivative/Warrant Liability on 2024 Series Senior Secured Notes Payable	5,535,882
Premium on issuance of 2023 Series Notes Payable - Stock Settled			135,000
Derivative/Warrant Liability on 2023 Series Notes Payable			73,213
Discount on Derivative/Warrant Liability on 2023 Series Notes Payable			208,213
Forgiveness of Accrued Liabilities – Related Party		137,953	137,953
Premium on issuance of 2023 Series Notes Payable		397,533	437,533
Derivative/Warrant Liability on 2023 Series Notes Payable		641,787	923,384
Discount on Derivative/Warrant Liability on 2023 Series Notes Payable		1,039,320	1,360,918
Recognition of New Capital Leases				90,444
Beneficial Conversion Feature and Deemed Dividend on Convertible Preferred Stock				793,175
Deferred Offering Costs Recorded as Accounts Payable		$ 185,016	1,043,766	308,004
Right of Use Asset and Operating Lease Obligation Recognized under ASC Topic 842			271,396
Common Stock Issued for Conversion of Senior Secured Note Payable				3,712,500
Common Stock Issued for Conversion of Related Party Note Payable				$ 331,266